Share-based compensation - Schedule of Number of Awards Outstanding and Weighted Average Strike Price (Details)	6 Months Ended	9 Months Ended
	Jun. 30, 2022 shares $ / shares	Sep. 30, 2022 shares $ / shares
Share-based Payment Arrangements [Abstract]
Average strike price in USD per share, At beginning of the year (in USD per share) | $ / shares	$ 27.23	$ 27.23
Fair value grant date (in USD per share) | $ / shares		12.26
Average strike price in USD per share, Forfeited (in USD per share) | $ / shares		26.71
Average strike price in USD per share, At end of the year (in USD per share) | $ / shares		$ 21.23
Number of awards, At beginning of the year (in shares) | shares	6,640,200	6,640,200
Number of awards, Granted (in shares) | shares		3,937,056
Number of awards, Forfeited (in shares) | shares		(820,031)
Number of awards, At end of the year (in shares) | shares		9,757,225
Weighted average remaining contractual life of outstanding share options	8 years 8 months 12 days	8 years 4 months 20 days
Weighted average remaining contractual life of granted share options		9 years 4 months 20 days